Transactions with Related Parties (Details) - Schedule of balances with related parties - ILS (₪) ₪ in Millions		Dec. 31, 2019	Dec. 31, 2018
Schedule of balances with related parties [Abstract]
Receivables - associates		₪ 5	₪ 7
Liabilities to related parties, net		(1)	6
Advanced payment to Eurocom DBS (not including interest) for contingent consideration (see Note 12.B.)	[1]	₪ 99	₪ 99

[1]	As of December 31, 2018 and 2019, the advance payment to Eurocom DBS was provided for in full.